Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 11,706	$ 209,760	$ (3,490)	$ 357	$ 4,558	$ (320)	$ (43,933)	$ 178,638
Net income (loss)							(2,230)	(2,230)
Other comprehensive income (loss)				(303)		171		(132)
Total comprehensive income (loss)				(303)		171	(2,230)	(2,362)
Exercise and forfeiture of share-based payment into shares	19	444			(444)			19
Cost of share-based payment					529			529
Balance at Dec. 31, 2021	11,725	210,204	(3,490)	54	4,643	(149)	(46,163)	176,824
Net income (loss)							(2,321)	(2,321)
Other comprehensive income (loss)				(142)		497		355
Total comprehensive income (loss)				(142)		497	(2,321)	(1,966)
Exercise and forfeiture of share-based payment into shares	9	291			(291)			9
Cost of share-based payment					1,153			1,153
Balance at Dec. 31, 2022	11,734	210,495	(3,490)	(88)	5,505	348	(48,484)	176,020
Net income (loss)							8,284	8,284
Other comprehensive income (loss)				228		(73)		155
Total comprehensive income (loss)				228		(73)	8,284	8,439
Issuance of shares	3,283	54,948						58,231
Exercise and forfeiture of share-based payment into shares	4	405			(405)			4
Cost of share-based payment					1,327			1,327
Balance at Dec. 31, 2023	$ 15,021	$ 265,848	$ (3,490)	$ 140	$ 6,427	$ 275	$ (40,200)	$ 244,021